Quarterly Holdings Report
for
Fidelity® Disruptive Medicine ETF
August 31, 2024
DRM-NPRT1-1024
1.9907232.101
Common Stocks - 99.4%
	Shares	Value ($)
HEALTH CARE - 99.4%
Biotechnology - 32.3%
Alnylam Pharmaceuticals, Inc. (a)	9,761	2,564,117
ALX Oncology Holdings, Inc. (a)(b)	16,876	39,152
Arcellx, Inc. (a)	3,964	272,485
Argenx SE ADR (a)	3,016	1,560,237
Arrowhead Pharmaceuticals, Inc. (a)	13,711	326,733
Ascendis Pharma A/S sponsored ADR (a)	3,865	535,109
Crinetics Pharmaceuticals, Inc. (a)	4,000	212,240
Cytokinetics, Inc. (a)	11,735	669,834
Exact Sciences Corp. (a)	29,630	1,827,875
Intellia Therapeutics, Inc. (a)	8,350	187,374
Janux Therapeutics, Inc. (a)	14,042	659,693
Keros Therapeutics, Inc. (a)	11,773	533,906
Legend Biotech Corp. ADR (a)	27,359	1,574,510
Moonlake Immunotherapeutics Class A (a)	4,600	215,234
Natera, Inc. (a)	1,927	227,887
Regeneron Pharmaceuticals, Inc. (a)	1,843	2,183,384
Repligen Corp. (a)	5,625	848,981
Sarepta Therapeutics, Inc. (a)	4,931	669,531
Tyra Biosciences, Inc. (a)	10,607	241,415
Vaxcyte, Inc. (a)	9,285	749,857
Vertex Pharmaceuticals, Inc. (a)	1,141	565,810
Xenon Pharmaceuticals, Inc. (a)	15,469	624,019
Zai Lab Ltd. ADR (a)(b)	28,515	568,589
		17,857,972
Health Care Equipment & Supplies - 28.9%
Align Technology, Inc. (a)	1,845	437,671
Boston Scientific Corp. (a)	38,979	3,188,091
DexCom, Inc. (a)	8,107	562,139
Edwards Lifesciences Corp. (a)	13,000	909,480
Glaukos Corp. (a)	5,500	736,395
Inspire Medical Systems, Inc. (a)	5,824	1,047,272
Insulet Corp. (a)	9,134	1,852,101
Intuitive Surgical, Inc. (a)	4,550	2,241,467
iRhythm Technologies, Inc. (a)	2,803	198,677
Masimo Corp. (a)	6,888	809,478
Penumbra, Inc. (a)	6,186	1,251,552
ResMed, Inc.	3,444	843,849
Stryker Corp.	3,887	1,400,953
Tandem Diabetes Care, Inc. (a)(b)	11,178	486,243
		15,965,368
Health Care Providers & Services - 11.7%
agilon health, Inc. (a)	82,494	336,576
Centene Corp. (a)	9,361	737,928
Guardant Health, Inc. (a)	12,326	315,299
Humana, Inc.	1,976	700,433
LifeStance Health Group, Inc. (a)	184,461	1,163,949
Privia Health Group, Inc. (a)	33,946	683,672
UnitedHealth Group, Inc.	4,288	2,530,778
		6,468,635
Health Care Technology - 4.0%
Doximity, Inc. Class A (a)(b)	11,973	440,367
Phreesia, Inc. (a)	24,534	630,769
Veeva Systems, Inc. Class A (a)	5,181	1,121,376
		2,192,512
Life Sciences Tools & Services - 13.0%
10X Genomics, Inc. Class A (a)	23,248	542,841
Bio-Techne Corp.	12,588	931,386
Bruker Corp.	11,063	743,323
Danaher Corp.	7,509	2,022,249
Lonza Group AG	1,063	694,786
Sartorius Stedim Biotech	2,996	609,367
Thermo Fisher Scientific, Inc.	1,907	1,172,938
West Pharmaceutical Services, Inc.	1,620	508,081
		7,224,971
Pharmaceuticals - 9.5%
Eli Lilly & Co.	1,513	1,452,510
Merck & Co., Inc.	9,600	1,137,120
Royalty Pharma PLC Class A	37,697	1,094,344
Structure Therapeutics, Inc. ADR (a)	6,300	240,219
UCB SA	7,400	1,339,059
		5,263,252
TOTAL COMMON STOCKS (Cost $47,304,477)		54,972,710

Money Market Funds - 2.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	326,872	326,938
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	822,968	823,050
TOTAL MONEY MARKET FUNDS (Cost $1,149,988)		1,149,988

TOTAL INVESTMENT IN SECURITIES - 101.5% (Cost $48,454,465)	56,122,698
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(815,790)
NET ASSETS - 100.0%	55,306,908

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	460,863	1,148,434	1,282,360	5,856	1	-	326,938	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	3,522,700	5,629,120	8,328,770	487	-	-	823,050	0.0%
Total	3,983,563	6,777,554	9,611,130	6,343	1	-	1,149,988

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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